united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

17645 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end: 7/31

Date of reporting period: 7/31/19

Item 1. Reports to Stockholders.

Astor Dynamic Allocation Fund

Class A: ASTLX      Class C: ASTZX      Class I: ASTIX

Astor Sector Allocation Fund

Class A: ASPGX      Class C: CSPGX      Class I: STARX

Astor Macro Alternative Fund

Class I: GBLMX

Annual Report

July 31, 2019

1-877-738-0333

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.astorimfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Market Overview

The year period from 8/1/18 – 7/31/19 could be summed up in some simple brush strokes. At the end of September ’18, the economy had gathered steam and was reporting some of the best overall output since the 2008 recession. The markets in the last part of the year stood solidly in contradiction to this notion, as we saw a dramatic change in market tone and somewhat inexplicable behavior, considering how solid the economy was going into Q4. Global equity markets experienced one of the worst quarters in recent history, as the S&P 500 broad U.S. equity benchmark fell -13.52%. The Russell 2000 small cap index was down -20.21%.

Alas, as we are well aware, markets (and investors) regained their senses during the first quarter of 2019. Oddly enough, the economy showed signs of slowing during the first part of the year. However it was the lack of evidence of something more dramatic that allowed investors to be more level-headed. Trade/tariffs and interest rates were the feature topics during this past year. By many accounts, the Fed embarking on a rate hike program eventually caught up to investors, concerned that this would drag on economic output and eventually hurt corporations. While the logic tends to resonate, interest rates were moving from historic lows in the U.S. to still very low levels. Yes, higher rates cuts the forecast for returns (discount models), but rates were arguably nowhere near levels of great concern, unless combined with other potential headwinds. A late cycle economy juxtaposed with trade headwinds, along with increasing rates, were enough to cause concern.

By most accounts, 2019 has been a strong year for equity markets. With a low starting point, a good portion of that was recovering Q4 losses, but additional gains have come on the back of a Fed that has repositioned (not capitulated) to the current economic situation. This is generally good, but must be followed up by a economic spark to get growth back in gear. Save for this, end of cycle will continue to be a concern. Market return expectations have come down with growth moderation. The consumer has held up the U.S. economy while manufacturing suffers. They key moving forward lies with the consumer. Strong employment continues to support spending and confidence. If this begins to unravel, we believe the economy would follow suit and downside risk would increase in the equity markets. A continued moderation in economic growth has been the impetus to adjust rate policy to a more dovish tilt. Trade discussions have been up and down, but generally lack in the production department. Tangible evidence of trade war costs are starting to be seen across the economy and echoed in corporate earnings reports and calls.

Astor Dynamic Allocation Fund was up 1.47% (I share) during the 12 months from 8/1/2018 – 7/31/19. This compares to the S&P 500 broad equity market benchmark, which was up 7.99% over the same time period. It also compares to the HFRI Macro Total Index, which was up 3.96%. Coming into Q4 2018, Dynamic Allocation had high levels of equity exposure based on strong economic activity. The strategy tracked equity markets lower during the quarter sell off. Moving into Q1 2019, the fund maintained similar levels of equity exposure as the equity markets rebounded. Economic moderation during 2019 resulted in the Dynamic Allocation fund reducing equity exposure in a measured and methodical fashion, to approximately ~55%. The risk to investment environment based on our analysis have evolved through the year, resulting in a more balanced allocation, which is where it sat at the end of the referenced period.

Astor Sector Allocation Fund was up 0.97% for the period 8/1/2018 – 7/31/2019. This compares to the S&P 500, which was up 7.99%. The fund maintained equity exposure ~95% during the Q4 market decline and subsequent Q1 rebound. As economic activity declined during the first part of the year, the Sector Allocation fund reduced exposure to just over 70%. Sector performance drivers were mixed. The technology sector was the best performing sector, along with consumer discretionary. Financials and healthcare, while marginally positive, did not add much to market returns. Manufacturing sensitive sectors posted modest returns, while energy was the worst performer overall.

Astor Macro Alternative Fund returned 11.54% from 8/1/18 – 7/31/19. This compares to 3.96% for the HFRI Macro Total Index. This also compares to the S&P 500, up 7.99%. Macro Alternative returns were driven by exposure to tech sensitive equities as well as Minimum Volatility exposure, one of the best performing equity market segments over the one year reference period. Similar to the Astor funds, reduced equity exposure, at a measured pace throughout 2019. The movement in interest rates lower also helped the fund. Momentum and value models on sovereign bond positions were the best contributor behind equity long positions.

Market and Economy Looking Forward

We’ve noted in other firm writings that the economy was moving to an inflection point, a transition to slower growth. The biggest question is whether this trend continues to decline. Trade more so than interest rates, will dictate some of the pace moving through the back half of 2019. The Feds interest rate activity, after appeasing to market expectations of at least two, will most likely be a function of economic activity and inflation readings moving forward. The consumer, as stated before, will be the tell.

2019-339

3707-NLD-10/01/2019

ASTOR DYNAMIC ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2019

The Fund’s performance figures* for the periods ended July 31, 2019, compared to its benchmark:

		Annualized	Annualized	Annualized	Annualized	Annualized
	One Year	Three Year	Five Year	Inception (1)	Inception (2)	Inception (3)
Astor Dynamic Allocation Fund - Class A Shares	1.25%	7.01%	5.72%	N/A	N/A	5.89%
Astor Dynamic Allocation Fund - Class A Shares With Load	(3.56)%	5.28%	4.70%	N/A	N/A	5.23%
Astor Dynamic Allocation Fund - Class C Shares	0.51%	6.21%	4.92%	N/A	3.92%	N/A
Astor Dynamic Allocation Fund - Class I Shares	1.47%	7.27%	5.97%	4.96%	N/A	N/A
S&P 500 Total Return Index **	7.99%	13.36%	11.34%	13.08%	13.00%	14.40%
Barclays Capital U.S. Aggregate Bond Index ***	8.08%	2.17%	3.05%	3.61%	3.54%	2.88%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 1.83%, 2.58%, and 1.58% for Class A, Class C, and Class I respectively, per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.64%, 2.39%, and 1.39% for Class A, Class C, and Class I shares, respectively. Pursuant to a written contract (the “Waiver Agreement”), the advisor has agreed, at least until November 30, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the advisor)) do not exceed 1.40%, 2.15%, and 1.15% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I and Class R inception date is October 19, 2009.

(2)	Class C inception date is March 12, 2010.

(3)	Class A inception date is November 30, 2011.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by asset class, as of July 31, 2019 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	53.9%
Exchange Traded Funds - Debt	39.3%
Short-Term Investments	7.7%
Liabilities in Excess of Other Assets	(0.9)%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ASTOR SECTOR ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2019

The Fund’s performance figures* for the periods ended July 31, 2019, compared to its benchmark:

		Annualized	Annualized	Annualized Since	Annualized Since
	One Year	Three Year	Five Year	Inception (1)	Inception (2)
Astor Sector Allocation Fund - Class A Shares	0.66%	8.21%	5.24%	8.66%	N/A
Astor Sector Allocation Fund - Class A Shares With Load	(4.11)%	6.47%	4.22%	7.97%	N/A
Astor Sector Allocation Fund - Class C Shares	(0.09)%	7.39%	4.45%	7.85%	N/A
Astor Sector Allocation Fund - Class I Shares	0.97%	8.48%	5.51%	N/A	5.71%
S&P 500 Total Return Index **	7.99%	13.36%	11.34%	14.40%	11.46%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 1.97% for Class A shares, 2.72% for Class C shares, and 1.72% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.68%, 2.43%, and 1.43% for Class A, Class C and Class I shares, respectively. Pursuant to a written contract (the “Waiver Agreement”), the advisor has agreed, at least until November 30, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the advisor)) do not exceed 1.40%, 2.15% and 1.15%, for Class A, Class C, Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class A and C inception date is November 30, 2011.

(2)	Class I inception date is January 6, 2014.

Comparison of the Change in Value of a $10,000 Investment

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by asset class, as of July 31, 2019, are as

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	63.0%
Exchange Traded Funds - Debt	29.5%
Short-Term Investments	24.6%
Exchange Traded Funds - REIT	4.6%
Liabilities in Excess of Other Assets	(21.7)%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ASTOR MACRO ALTERNATIVE FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2019

The Fund’s performance figures* for the periods ended July 31, 2019, compared to its benchmark:

		Annualized	Annualized Since
	One Year	Three Year	Inception (1)
Astor Macro Alternative Fund - Class I Shares	11.54%	7.30%	6.87%
S&P 500 Total Return Index **	7.99%	13.36%	10.86%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 5.89% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.97% for Class I shares. Pursuant to a written contract (the “Waiver Agreement”), the advisor has agreed, at least until November 30, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the advisor)) do not exceed 1.75%. Performance figures for periods greater than 1 year are annualized.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales

(1)	Class I inception date is June 22, 2015.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by asset class, as of July 31, 2019, are as

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	63.7%
Exchange Traded Funds - Debt	26.2%
Exchange Traded Funds - REIT	1.6%
Short-Term Investment	0.9%
Other Assets in Excess of Liabilities	7.6%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Astor Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS
July 31, 2019

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 93.2%
	DEBT FUNDS - 39.3%
214,335	First Trust Low Duration Opportunities ETF	$11,100,410
227,394	First Trust Senior Loan ETF	10,773,928
223,588	iShares Floating Rate Bond ETF	11,389,573
351,161	iShares Short Maturity Bond ETF	17,666,910
210,934	iShares Short-Term Corporate Bond ETF ^	11,257,547
396,750	JPMorgan Ultra-Short Income ETF	19,994,216
209,655	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	6,444,795
		88,627,379
	EQUITY FUNDS - 53.9%
209,585	Invesco S&P 500 Equal Weight ETF ^	22,783,985
483,346	iShares Core S&P Total US Stock Market ETF	32,616,188
481,389	iShares Edge MSCI Min Vol USA ETF	30,211,974
198,300	O’Shares FTSE US Quality Dividend ETF ^	6,821,520
242,708	SPDR Portfolio Emerging Markets ETF	8,533,613
51,344	Vanguard S&P 500 ETF	14,021,019
102,498	WisdomTree Europe Hedged Equity Fund ^	6,789,468
		121,777,767

	TOTAL EXCHANGE TRADED FUNDS (Cost $195,130,807)	210,405,146

	SHORT-TERM INVESTMENTS - 7.7%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.9%
1,908,051	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 1.99% + (a)	1,908,051

	MONEY MARKET FUND - 6.8%
15,382,976	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.21% +	15,382,976

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,291,027)	17,291,027

	TOTAL INVESTMENTS - 100.9% (Cost $212,421,834)	$227,696,173
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(2,040,945)
	TOTAL NET ASSETS - 100.0%	$225,655,228

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

S&P - Standard and Poor’s

SPDR - Standard and Poor’s Depositary Receipts

^	Security, or a portion of the security, is out on loan at July 31, 2019. Total Loaned securities had a value of $1,851,267 at July 31, 2019.

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2019.

(a)	The loaned securities were secured with cash collateral of $83 and short-term investment cash collateral of $1,908,051.

See accompanying notes to financial statements.

Astor Sector Allocation Fund
SCHEDULE OF INVESTMENTS
July 31, 2019

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 97.1%
	DEBT FUNDS - 29.5%
154,131	iShares Short Maturity Bond ETF	$7,754,331
143,016	JPMorgan Ultra-Short Income ETF ^	7,207,291
		14,961,622
	EQUITY FUNDS - 63.0%
87,207	Consumer Staples Select Sector SPDR Fund	5,182,712
114,515	First Trust Health Care AlphaDEX Fund *^	8,885,219
157,191	First Trust Technology AlphaDEX Fund ^	10,891,764
66,163	Industrial Select Sector SPDR Fund	5,148,805
31,284	Material Select Sector SPDR Fund	1,825,108
		31,933,608
	REIT FUND - 4.6%
61,416	Real Estate Select Sector SPDR Fund	2,297,573

	TOTAL EXCHANGE TRADED FUNDS (Cost $47,054,683)	49,192,803

	SHORT-TERM INVESTMENTS - 24.6%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 20.8%
10,530,584	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 1.99% + (a)	10,530,584

	MONEY MARKET FUND - 3.8%
1,949,479	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.21% +	1,949,479

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,480,063)	12,480,063

	TOTAL INVESTMENTS - 121.7% (Cost $59,534,746)	$61,672,866
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.7)%	(10,997,985)
	TOTAL NET ASSETS - 100.0%	$50,674,881

ETF - Exchange Traded Fund

SPDR - Standard and Poor’s Depositary Receipts

*	Non-Income producing security.

^	Security, or a portion of the security, is out on loan at July 31, 2019. Total Loaned securities had a value of $10,133,000 at July 31, 2019.

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2019.

(a)	The loaned securities were secured with cash collateral of $101 and short-term investment cash collateral of $10,530,584.

See accompanying notes to financial statements.

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
July, 31, 2019

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 91.5%
	DEBT FUNDS - 26.2%
3,494	iShares 20+ Year Treasury Bond ETF	$464,318
8,521	iShares Core U.S. Aggregate Bond ETF	948,387
5,330	iShares Long-Term Corporate Bond ETF	341,333
125	iShares Short-Term Corporate Bond ETF	6,671
		1,760,709
	EQUITY FUNDS - 63.7%
8,646	Invesco QQQ Trust Series 1	1,652,251
36,241	iShares Edge MSCI Min Vol USA ETF	2,274,485
459	iShares MSCI Brazil ETF	20,425
577	iShares MSCI India ETF	19,041
801	iShares MSCI Indonesia ETF	20,602
551	iShares MSCI Philippines ETF	19,428
887	iShares MSCI Poland ETF	19,816
1,866	iShares MSCI Russia ETF	72,905
2,102	iShares MSCI Taiwan ETF	74,137
216	iShares MSCI Thailand ETF	19,872
2,958	iShares MSCI Turkey ETF	77,204
		4,270,166
	REIT FUND - 1.6%
1,205	Vanguard Real Estate ETF	107,112

	TOTAL EXCHANGE TRADED FUNDS (Cost $5,823,387)	6,137,987

	SHORT-TERM INVESTMENT - 0.9%
60,148	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 2.21% +	60,148
	TOTAL SHORT-TERM INVESTMENT (Cost $60,148)

	TOTAL INVESTMENTS - 92.4% (Cost $5,883,535)	$6,198,135
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.6%	507,380
	TOTAL NET ASSETS - 100.0%	$6,705,515

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2019.

FUTURES CONTRACTS ^

			Underlying Face Amount at
Long Contracts	Description	Counterparty	Value **	Unrealized Gain (Loss)
12	CBOE VIX Future August 2019	Interactive Broker	$192,900	$871
9	Long Gilt Future September 2019	Interactive Broker	1,463,795	36,663
Net Unrealized Gain from Open Long Futures Contracts				$37,534

			Underlying Face Amount at
Short Contracts	Description	Counterparty	Value **	Unrealized Gain (Loss)
8	Australian Dollar Future September 2019	Interactive Broker	$548,080	$9,180
13	British Pound Future September 2019	Interactive Broker	990,275	38,430
4	Brent Crude Future October 2019	Interactive Broker	260,200	(6,530)
2	Canada 10 Year Bond Future September 2019	Interactive Broker	216,746	1,528
2	Coffee ‘C’ Future September 2019	Interactive Broker	74,738	819
4	Copper Future September 2019	Interactive Broker	266,600	2,753
6	Corn Future December 2019	Interactive Broker	123,000	6,283
7	Euro FX Future September 2019	Interactive Broker	973,656	15,477
1	Euro-Bund Future September 2019	Interactive Broker	194,923	(1,571)
5	Japanese Yen Future September 2019	Interactive Broker	576,469	1,388
12	Natural Gas Future September 2019	Interactive Broker	267,960	(3,738)
4	S&P500 EMINI Future September 2019	Interactive Broker	596,460	(868)
3	Soybean Future November 2019	Interactive Broker	132,225	4,929
5	World Sugar #11 October 2019	Interactive Broker	68,376	1,329
2	US 10 YearR Note September 2019	Interactive Broker	254,844	(128)
5	Wheat Future September 2019	Interactive Broker	121,813	7,073
Net Unrealized Gain from Open Short Futures Contracts				$76,354

^	Each futures contract is a holding of AMA Fund Limited CFC (“AMA”) which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by AMA are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of AMA’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to AMA.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2019

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
ASSETS
Investment securities (including securities on loan):
At cost	$212,421,834	$59,534,746	$5,883,535
At value	$227,696,173	$61,672,866	$6,198,135
Receivable due from Advisor	—	—	14,802
Deposits for futures contracts	—	—	422,481
Net unrealized appreciation on futures contracts	—	—	113,888
Dividends and interest receivable	78,505	19,475	238
Receivable for Fund shares sold	113,029	—	—
Prepaid expenses and other assets	62,881	48,365	1,047
TOTAL ASSETS	227,950,588	61,740,706	6,750,591

LIABILITIES
Collateral on securities loaned (see Note 2)	1,908,051	10,530,584	—
Distribution (12b-1) fees payable	30,502	18,497	—
Investment advisory fees payable	164,644	1,487	—
Payable to related parties	29,442	8,499	15,407
Payable for Fund shares redeemed	129,088	481,108	—
Payable for foreign exchange	—	—	691
Accrued expenses and other liabilities	33,633	25,650	28,978
TOTAL LIABILITIES	2,295,360	11,065,825	45,076
NET ASSETS	$225,655,228	$50,674,881	$6,705,515

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$207,498,227	$44,051,470	$5,794,353
Accumulated earnings	18,157,001	6,623,411	911,162
NET ASSETS	$225,655,228	$50,674,881	$6,705,515

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2019

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$17,289,677	$10,934,291	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,286,639	702,141	—
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$13.44	$15.57	$—
Maximum offering price per share (4.75% sales charge)	$14.11	$16.35	$—

Class C Shares:
Net Assets	$30,915,599	$20,212,812	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,402,229	1,380,429	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.87	$14.64	$—

Class I Shares:
Net Assets	$177,449,952	$19,527,778	$6,705,515
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,170,289	1,238,163	563,793
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.47	$15.77	$11.89

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2019

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
INVESTMENT INCOME
Dividends	$4,521,665	$905,603	$109,132
Interest	209,782	36,821	—
Securities lending income - net	106,380	188,811	—
TOTAL INVESTMENT INCOME	4,837,827	1,131,235	109,132

EXPENSES
Investment advisory fees	2,109,390	586,792	105,012
Distribution (12b-1) fees, Class A shares	45,708	31,585	—
Distribution (12b-1) fees, Class C shares	287,667	231,643	—
Administrative services fees	177,475	63,255	33,983
Transfer agent fees	124,304	28,785	14,884
Third party administrative servicing fees	110,101	19,941	6,989
Registration fees	66,200	54,755	7,300
Accounting services fees	56,474	37,252	18,437
Printing expenses	37,459	14,027	3,051
Custodian fees	26,449	7,320	6,482
Compliance officer fees	23,147	13,901	5,494
Audit fees	16,999	16,999	21,001
Legal fees	15,411	10,186	17,823
Trustees fees and expenses	12,378	13,361	12,367
Miscellaneous expense	5,339	2,928	2,379
Insurance expense	5,155	463	165
TOTAL EXPENSES	3,119,656	1,133,193	255,367

Less: Fees waived and/or expenses reimbursed by the Advisor	(231,807)	(160,642)	(128,651)

NET EXPENSES	2,887,849	972,551	126,716
NET INVESTMENT INCOME (LOSS)	1,949,978	158,684	(17,584)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from security transactions	5,456,461	5,944,012	246,652
Net realized gain from futures transactions	—	—	296,392
Net realized gain from foreign currency transactions	—	—	766
Net change in unrealized appreciation (depreciation) on investments	(5,733,321)	(7,357,305)	124,648
Net change in unrealized appreciation on futures contracts	—	—	108,228
Net change in unrealized depreciation on foreign currency transactions	—	—	(650)
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(276,860)	(1,413,293)	776,036

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,673,118	$(1,254,609)	$758,452

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor Dynamic Allocation Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
FROM OPERATIONS
Net investment income	$1,949,978	$858,774
Net realized gain from security transactions	5,456,461	7,044,570
Net change in unrealized appreciation (depreciation) on investments	(5,733,321)	9,942,672
Net increase in net assets resulting from operations	1,673,118	17,846,016

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Class A	—	(661,506)
Class C	—	(1,027,398)
Class I	—	(4,823,767)
From net investment income
Class A	—	(116,813)
Class C	—	(103,119)
Class I	—	(1,120,214)
Class R	—	(760)
Total distributions paid *
Class A	(704,133)	—
Class C	(982,574)	—
Class I	(7,120,212)	—
Total distributions to shareholders	(8,806,919)	(7,853,577)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	7,364,933	8,235,378	^
Class C	10,220,564	7,427,719
Class I	104,873,681	86,831,125
Class R	—	33,935
Distributions reinvested
Class A	641,257	693,769
Class C	908,863	1,044,798
Class I	6,089,673	4,925,862
Class R	—	740
Cost of shares redeemed
Class A	(6,445,202)	(4,748,627)
Class C	(5,642,990)	(3,969,304)
Class I	(85,722,247)	(42,806,635)
Class R	—	(2,119,902	) ^
Net increase in net assets from shares of beneficial interest	32,288,532	55,548,858

TOTAL INCREASE IN NET ASSETS	25,154,731	65,541,297

NET ASSETS
Beginning of Year	200,500,497	134,959,200
End of Year **	$225,655,228	$200,500,497

*	Distributions from net investment income and net realized capital gains are combined for the period ended July 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distributions in excess of net investment loss of ($436,986) as of July 31, 2018.

^	130,847 Class R shares converted into 130,655 Class A shares, amounting to $1,780,831, on November 3, 2017.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Dynamic Allocation Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
SHARE ACTIVITY
Class A:
Shares Sold	538,459	606,934	^
Shares Reinvested	54,981	52,023
Shares Redeemed	(488,174)	(350,679)
Net increase in shares of beneficial interest outstanding	105,266	308,278

Class C:
Shares Sold	795,492	567,198
Shares Reinvested	81,986	81,307
Shares Redeemed	(452,314)	(304,830)
Net increase in shares of beneficial interest outstanding	425,164	343,675

Class I:
Shares Sold	7,908,359	6,449,856
Shares Reinvested	518,586	368,797
Shares Redeemed	(6,650,078)	(3,170,380)
Net increase in shares of beneficial interest outstanding	1,776,867	3,648,273

Class R:
Shares Sold	—	2,556
Shares Reinvested	—	55
Shares Redeemed	—	(156,017	) ^
Net decrease in shares of beneficial interest outstanding	—	(153,406)

^	130,847 Class R shares converted into 130,655 Class A shares, amounting to $1,780,831, on November 3, 2017.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
FROM OPERATIONS
Net investment income (loss)	$158,684	$(25,507)
Net realized gain from security transactions	5,944,012	8,134,411
Net change in unrealized appreciation (depreciation) on investments	(7,357,305)	1,413,520
Net increase (decrease) in net assets resulting from operations	(1,254,609)	9,522,424

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	—	(109,795)
Class C	—	(199,857)
Class I	—	(208,003)
From net investment income
Class I	—	(20,082)
Total distributions paid *
Class A	(1,754,083)	—
Class C	(3,342,267)	—
Class I	(3,661,563)	—
From distributions to shareholders	(8,757,913)	(537,737)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	1,223,838	950,068
Class C	351,152	1,187,205
Class I	6,067,816	5,914,499
Distributions reinvested
Class A	1,631,316	102,924
Class C	3,195,486	191,106
Class I	3,486,176	213,736
Cost of shares redeemed
Class A	(5,136,011)	(5,514,195)
Class C	(7,828,210)	(8,190,015)
Class I	(17,812,529)	(8,245,120)
Net decrease in net assets from shares of beneficial interest	(14,820,966)	(13,389,792)

TOTAL DECREASE IN NET ASSETS	(24,833,488)	(4,405,105)
NET ASSETS
Beginning of Year	75,508,369	79,913,474
End of Year **	$50,674,881	$75,508,369

*	Distributions from net investment income and net realized capital gains are combined for the period ended July 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distributions in excess of net investment income of $0 as of July 31, 2018.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
SHARE ACTIVITY
Class A:
Shares Sold	81,051	55,367
Shares Reinvested	128,447	5,855
Shares Redeemed	(330,997)	(318,141)
Net decrease in shares of beneficial interest outstanding	(121,499)	(256,919)

Class C:
Shares Sold	23,676	71,263
Shares Reinvested	266,735	11,348
Shares Redeemed	(525,496)	(499,843)
Net decrease in shares of beneficial interest outstanding	(235,085)	(417,232)

Class I:
Shares Sold	378,840	339,613
Shares Reinvested	270,919	12,016
Shares Redeemed	(1,155,237)	(468,871)
Net decrease in shares of beneficial interest outstanding	(505,478)	(117,242)

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Astor Macro Alternative Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
FROM OPERATIONS
Net investment loss	$(17,584)	$(16,028)
Net realized gain from security transactions, futures transactions and foreign currency transactions	543,810	309,231
Net change in unrealized appreciation on investments, futures contracts and foreign currency transactions	232,226	95,941
Net increase in net assets resulting from operations	758,452	389,144

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Class I	—	(110,344)
From net investment income
Class I	—	(15,579)
Total distributions paid *
Class I	(266,294)	—
From distributions to shareholders	(266,294)	(125,923)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	3,840,255	5,249,480
Distributions reinvested
Class I	212,692	80,811
Cost of shares redeemed
Class I	(5,045,568)	(400,182)
Net increase (decrease) in net assets from shares of beneficial interest	(992,621)	4,930,109

TOTAL INCREASE (DECREASE) IN NET ASSETS	(500,463)	5,193,330

NET ASSETS
Beginning of Year	7,205,978	2,012,648
End of Year **	$6,705,515	$7,205,978

*	Distributions from net investment income and net realized capital gains are combined for the period ended July 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distributions in excess of net investment income of $69,677 as of July 31, 2018.

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Macro Alternative Fund

	For the	For the
	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
SHARE ACTIVITY

Class I:
Shares Sold	354,454	486,246
Shares Reinvested	21,442	7,581
Shares Redeemed	(463,124)	(37,481)
Net increase (decrease) in shares of beneficial interest outstanding	(87,228)	456,346

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Dynamic Allocation Fund Class A

	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	July 31,		July 31,	July 31,	July 31,		July 31,
	2019		2018	2017	2016		2015

Net asset value, beginning of year	$13.83		$13.02	$12.20	$12.02		$11.49
Activity from investment operations:
Net investment income (1)	0.10		0.07	0.09	0.07		0.08
Net realized and unrealized gain (loss) on investments	(0.00	) (4)	1.47	0.88	0.21		0.52
Total from investment operations	0.10		1.54	0.97	0.28		0.60
Less distributions from:
Net investment income	(0.12)		(0.11)	(0.12)	(0.10)		(0.07)
Net realized gains	(0.37)		(0.62)	(0.03)	(0.00	) (4)	—
Total distributions	(0.49)		(0.73)	(0.15)	(0.10)		(0.07)
Net asset value, end of year	$13.44		$13.83	$13.02	$12.20		$12.02
Total return (2)	1.25%		12.07%	7.99%	2.39%		5.23%
Net assets, at end of year (000s)	$17,290		$16,333	$11,372	$11,418		$12,846
Ratio of gross expenses to average net assets (3)(6)	1.50%		1.59%	1.68%	1.71%		1.66%
Ratio of net expenses to average net assets (6)	1.40%		1.40%	1.44%	1.50%		1.50%
Ratio of net investment income to average net assets (5)	0.76%		0.49%	0.74%	0.62%		0.69%
Portfolio Turnover Rate	79%		52%	78%	55%		44%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Amount represents less than $0.01 per share.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Dynamic Allocation Fund Class C

	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	July 31,		July 31,	July 31,		July 31,		July 31,
	2019		2018	2017		2016		2015

Net asset value, beginning of year	$13.30		$12.60	$11.83		$11.69		$11.21
Activity from investment operations:
Net investment loss (1)	(0.00	) (5)	(0.04)	(0.00	) (5)	(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments	(0.00	) (5)	1.42	0.85		0.19		0.51
Total from investment operations	(0.00	) (5)	1.38	0.85		0.18		0.50
Less distributions from:
Net Investment Income	(0.06)		(0.06)	(0.05)		(0.04)		(0.02)
Net realized gains	(0.37)		(0.62)	(0.03)		(0.00	) (5)	—
Total distributions	(0.43)		(0.68)	(0.08)		(0.04)		(0.02)
Net asset value, end of year	$12.87		$13.30	$12.60		$11.83		$11.69
Total return (2)	0.51%		11.19%	7.21%		1.60%		4.45%
Net assets, at end of year (000s)	$30,916		$26,293	$20,587		$20,339		$22,913
Ratio of gross expenses to average net assets (3)(4)	2.25%		2.34%	2.43%		2.46%		2.41%
Ratio of net expenses to average net assets (4)	2.15%		2.15%	2.19%		2.25%		2.25%
Ratio of net investment income (loss) to average net assets (6)	0.02%		(0.28)%	(0.03)%		(0.13)%		(0.11)%
Portfolio Turnover Rate	79%		52%	78%		55%		44%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Dynamic Allocation Fund Class I

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	July 31,	July 31,	July 31,	July 31,		July 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$13.86	$13.04	$12.21	$12.03		$11.50
Activity from investment operations:
Net investment income (1)	0.14	0.10	0.12	0.10		0.11
Net realized and unrealized gain (loss) on investments	(0.01)	1.47	0.88	0.21		0.52
Total from investment operations	0.13	1.57	1.00	0.31		0.63
Less distributions from:
Net investment income	(0.15)	(0.13)	(0.14)	(0.13)		(0.10)
Net realized gains	(0.37)	(0.62)	(0.03)	(0.00	) (5)	—
Total distributions	(0.52)	(0.75)	(0.17)	(0.13)		(0.10)
Net asset value, end of year	$13.47	$13.86	$13.04	$12.21		$12.03
Total return (2)	1.47%	12.31%	8.32%	2.62%		5.48%
Net assets, at end of year (000s)	$177,450	$157,874	$101,006	$81,800		$101,512
Ratio of gross expenses to average net assets (3)(4)	1.25%	1.34%	1.43%	1.46%		1.41%
Ratio of net expenses to average net assets (4)	1.15%	1.15%	1.19%	1.25%		1.25%
Ratio of net investment income to average net assets (6)	1.03%	0.70%	0.97%	0.88%		0.92%
Portfolio Turnover Rate	79%	52%	78%	55%		44%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Sector Allocation Fund Class A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$18.31	$16.28	$14.64	$15.41	$14.46
Activity from investment operations:
Net investment income (loss) (1)	0.07	0.03	0.01	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.48)	2.11	1.63	(0.63)	1.04
Total from investment operations	(0.41)	2.14	1.64	(0.69)	0.96
Less distributions from:
Net investment income	(0.04)	—	—	—	—
Net realized gains	(2.29)	(0.11)	—	(0.08)	(0.01)
Total distributions	(2.33)	(0.11)	—	(0.08)	(0.01)
Net asset value, end of year	$15.57	$18.31	$16.28	$14.64	$15.41
Total return (2)	0.66%	13.19%	11.20%	(4.48)%	6.66%
Net assets, at end of year (000s)	$10,934	$15,077	$17,588	$30,447	$58,315
Ratio of gross expenses to average net assets (3)(4)	1.66%	1.69%	1.68%	1.65%	1.60%
Ratio of net expenses to average net assets (4)	1.40%	1.40%	1.44%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (5)	0.44%	0.15%	0.07%	(0.40)%	(0.54)%
Portfolio Turnover Rate	138%	66%	82%	68%	30%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Sector Allocation Fund Class C

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	July 31,		July 31,	July 31,	July 31,	July 31,
	2019		2018	2017	2016	2015

Net asset value, beginning of year	$17.46		$15.64	$14.18	$15.04	$14.22
Activity from investment operations:
Net investment loss (1)	(0.05)		(0.10)	(0.10)	(0.15)	(0.20)
Net realized and unrealized gain (loss) on investments	(0.48)		2.03	1.56	(0.63)	1.03
Total from investment operations	(0.53)		1.93	1.46	(0.78)	0.83
Less distributions from:
Net investment income	(0.00	) (5)	—	—	—	—
Net realized gains	(2.29)		(0.11)	—	(0.08)	(0.01)
Total distributions	(2.29)		(0.11)	—	(0.08)	(0.01)
Net asset value, end of year	$14.64		$17.46	$15.64	$14.18	$15.04
Total return (2)	(0.09)%		12.38%	10.30%	(5.19)%	5.86%
Net assets, at end of year (000s)	$20,213		$28,201	$31,799	$46,216	$58,381
Ratio of gross expenses to average net assets (3)(4)	2.41%		2.44%	2.43%	2.40%	2.35%
Ratio of net expenses to average net assets (4)	2.15%		2.15%	2.19%	2.25%	2.25%
Ratio of net investment loss to average net assets (6)	(0.32)%		(0.61)%	(0.68)%	(1.12)%	(1.32)%
Portfolio Turnover Rate	138%		66%	82%	68%	30%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share

(6)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Sector Allocation Fund Class I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$18.48	$16.40	$14.72	$15.46	$14.46
Activity from investment operations:
Net investment income (loss) (1)	0.11	0.07	0.05	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.47)	2.13	1.63	(0.64)	1.06
Total from investment operations	(0.36)	2.20	1.68	(0.66)	1.01
Less distributions from:
Net investment income	(0.06)	(0.01)	—	—	—
Net realized gains	(2.29)	(0.11)	—	(0.08)	(0.01)
Total distributions	(2.35)	(0.12)	—	(0.08)	(0.01)
Net asset value, end of year	$15.77	$18.48	$16.40	$14.72	$15.46
Total return (2)	0.97%	13.47%	11.41%	(4.27)%	7.01%
Net assets, at end of year (000s)	$19,528	$32,230	$30,526	$36,856	$66,379
Ratio of gross expenses to average net assets (3)(4)	1.41%	1.44%	1.43%	1.40%	1.35%
Ratio of net expenses to average net assets (4)	1.15%	1.15%	1.19%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (5)	0.68%	0.40%	0.31%	(0.13)%	(0.32)%
Portfolio Turnover Rate	138%	66%	82%	68%	30%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Macro Alternative Fund Class I

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2019	2018	2017	2016	2015 (1)

Net asset value, beginning of period	$11.07	$10.34	$10.59	$9.96	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.05)	(0.04)	0.04	0.01	0.04
Net realized and unrealized gain (loss) on investments	1.25	1.10	(0.01)	0.64	(0.06)
Total from investment operations	1.20	1.06	0.03	0.65	(0.02)
Less distributions from:
Net investment income	(0.11)	(0.04)	(0.18)	(0.02)	(0.02)
Net realized gains	(0.27)	(0.29)	(0.10)	—	—
Total distributions	(0.38)	(0.33)	(0.28)	(0.02)	(0.02)
Net asset value, end of period	$11.89	$11.07	$10.34	$10.59	$9.96
Total return (3)	11.54%	10.38%	0.35%	6.56%	(0.20	)% (7)
Net assets, at end of period (000s)	$6,706	$7,206	$2,013	$2,054	$1,639
Ratio of gross expenses to average net assets (4)(5)	3.53%	5.67%	9.17%	10.43%	76.63	% (8)
Ratio of net expenses to average net assets (5)	1.75%	1.75%	1.78%	1.99%	1.99	% (8)
Ratio of net investment income (loss) to average net assets (6)	(0.24)%	(0.40)%	0.42%	0.12%	4.80	% (8)
Portfolio Turnover Rate	190%	194%	114%	117%	10	% (7)

(1)	The Astor Macro Alternative Fund Class I commenced operations June 22, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
July 31, 2019

1.	ORGANIZATION

The Astor Dynamic Allocation Fund, the Astor Sector Allocation Fund, and Astor Macro Alternative Fund (each a “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Astor Dynamic Allocation Fund seeks total return through a combination of capital appreciation and income. The Astor Sector Allocation Fund seeks capital appreciation. The Astor Macro Alternative Fund seeks to provide positive returns over a market cycle regardless of market conditions or general market direction. The Astor Dynamic Allocation Fund commenced operations on October 19, 2009. The Astor Sector Allocation Fund commenced operations on November 30, 2011. The Astor Macro Alternative Fund commenced operations on June 22, 2015.

The Astor Dynamic Allocation Fund currently offers Class A, Class C, and Class I shares. Class R shares converted into Class A shares on November 3, 2017. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Sector Allocation Fund currently offer Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Macro Alternative Fund currently offers Class I shares offered at net asset value. Class A and Class C are not offered for sale at this time. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The consolidated financial statements of the Astor Macro Alternative Fund include the Astor Macro Alternative Fund and its wholly owned subsidiary AMA Fund Limited (“AMA”). AMA commenced operations on June 22, 2015 and is incorporated in the Cayman Islands as an exempted company with limited liability.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2019

obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2019

Futures Contracts – The Astor Macro Alternative Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation of Underlying Funds – Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2019, for the Funds’ assets and liabilities measured at fair value:

Astor Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$210,405,146	$—	$—	$210,405,146
Investment Purchased As Securities Lending Collateral	1,908,051	—	—	1,908,051
Money Market Fund	15,382,976	—	—	15,382,976
Total	$227,696,173	$—	$—	$227,696,173

Astor Sector Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$49,192,803	$—	$—	$49,192,803
Investment Purchased As Securities Lending Collateral	10,530,584	—	—	10,530,584
Money Market Fund	1,949,479	—	—	1,949,479
Total	$61,672,866	$—	$—	$61,672,866

Astor Macro Alternative Fund

Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,137,987	$—	$—	$6,137,987
Open futures contracts ***	113,888	—	—	113,888
Short-Term Investment	60,148	—	—	60,148
Total	$6,312,023	$—	$—	$6,312,023

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for classification by asset class.

**	Refer to the Consolidated Schedule of Investments for classification by asset class.

***	Includes cumulative net unrealized appreciation on futures contracts open at July 31, 2019.

Consolidation of Subsidiaries – The consolidated financial statements of the Astor Macro Alternative Fund include AMA Fund Limited (“AMA”), a wholly-owned and controlled foreign corporation (“CFC”).

The Astor Macro Alternative Fund may invest up to 25% of its total assets in a CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Astor Macro Alternative Fund’s investment objectives and policies. The Astor Macro Alternative Fund consolidates the results of subsidiaries in which the Astor Macro Alternative Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Astor Macro Alternative Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Astor Macro Alternative Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2019

A summary of the net assets of AMA is as follows:

		% of Astor Macro Alternative
Inception Date of	AMA Net Assets at	Fund’s Net Assets at
AMA:	7/31/2019	7/31/2019
6/22/2015	$535,677	7.99%

The results from operations of AMA were as follows:

Net investment loss	$(12,477)
Net realized gain	297,159
Net increase in unrealized appreciation	107,578
Net increase in net assets resulting from operations	$392,260

For tax purposes, AMA is an exempted Cayman Islands investment company. AMA has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMA is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMA’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Astor Macro Alternative Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Astor Macro Alternative Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2019

Underlying Fund Risk – Each underlying fund, including each Exchange-Traded Fund ( “ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign, and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk. Please refer to the Astor Macro Alternative Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Astor Dynamic Allocation Fund, the Astor Sector Allocation Fund, and the Astor Macro Alternative Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016-2018, or expected to be taken in the Funds’ 2019 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2019

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Assets and Liabilities as of July 31, 2019.

Contract Type/Primary Risk Exposure	Balance Sheet Location	Unrealized Appreciation (Depreciation)
Commodity Risk	Net unrealized appreciation on futures contracts	$12,919
Equity Risk	Net unrealized appreciation futures contracts	3
Foreign Exchange Rate Risk	Net unrealized appreciation on futures contracts	64,474
Interest Risk	Net unrealized appreciation on futures contracts	36,492
Total		$113,888

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Operations for the period ended July 31, 2019:

			Realized and Unrealized Gain
		Location of Gain (Loss) on	(Loss) on Derivatives recognized
Derivative Investment Type	Primary Risk Exposure	Derivatives recognized in income	in income
Futures Contracts	Commodity Risk	Net realized gain from futures transactions	$(38,654)
	Equity Risk	Net realized gain from futures transactions	(1,869)
	Foreign Exchange Rate Risk	Net realized gain from futures transactions	98,706
	Interest Risk	Net realized gain from futures transactions	238,209
Total			$296,392

Futures Contracts	Commodity Risk	Net change in unrealized appreciation on futures contracts	$12,564
	Equity Risk	Net change in unrealized appreciation (depreciation) futures contracts	3
	Foreign Exchange Rate Risk	Net change in unrealized appreciation (depreciation) on futures contracts	51,159
	Interest Risk	Net change in unrealized appreciation (depreciation) on futures contracts	44,502
Total			$108,228

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Astor Macro Alternative Fund.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2019

Offsetting of Financial Assets and Derivative Assets

The Astor Macro Alternative Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on futures contracts. The following table shows additional information regarding the offsetting of assets and liabilities at July 31, 2019 for the Astor Macro Alternative Fund.

Astor Macro Alternative Fund
Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets:				Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Consolidated	Presented in the
	Recognized	Statement of Assets &	Consolidated Statement	Financial	Cash Collateral
Description	Assets	Liabilities	of Assets & Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$126,723	$(12,835)	$113,888	$—	$—	$113,888
Total	$126,723	$(12,835)	$113,888	$—	$—	$113,888

Liabilities:
Net Amounts of
		Gross Amounts Offset in	Liabilities Presented in
	Gross Amounts of	the Consolidated	the Consolidated
	Recognized	Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Received (1)	Net Amount
Futures Contracts	$12,835	$(12,835)	$—	$—	$—	$—
Total	$12,835	$(12,835)	$—	$—	$—	$—

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans - The Astor Dynamic Allocation Fund and the Astor Sector Allocation Fund have entered into a securities lending arrangement with BNP Paribas (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2019

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of July 31, 2019:

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Net Amounts of
		Gross Amounts	Assets
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of	Financial
	of Recognized	Assets &	Assets &	Instruments	Cash Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets
Astor Dynamic Allocation Fund
Description:
Securities Loaned	$1,851,267	$—	$1,851,267	$—	$1,851,267	$—
Total	$1,851,267	$—	$1,851,267	$—	$1,851,267	$—
Astor Sector Allocation Fund
Description:
Securities Loaned	$10,133,000	$—	$10,133,000	$—	$10,133,000	$—
Total	$10,133,000	$—	$10,133,000	$—	$10,133,000	$—

The Funds may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund (“Milestone”). Milestone is managed by CLS Investments, LLC, an affiliate of the Distributor. The Lending Agent may invest the cash collateral received in connection with securities lending transactions in Milestone. Milestone is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 190 Act, which CLS may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of Milestone. In addition, certain affiliates of the Distributor earn customary fees for providing services to Milestone. The Funds receive compensation relating to the lending of the Funds’ securities.

The following table breaks out the holdings received as collateral as of July 31, 2019:

Securities Lending Transactions
Overnight and Continuous
Astor Dynamic Allocation Fund
Morgan Stanley Liquidity Treasury Fund	$1,908,051

Astor Sector Allocation Fund
Morgan Stanley Liquidity Treasury Fund	$10,530,584

3.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $188,124,916 and $166,971,867, respectively, for Astor Dynamic Allocation Fund, $83,214,409 and $106,977,363, respectively, for Astor Sector Allocation Fund, and $12,858,878 and $13,854,685, respectively, for the Astor Macro Alternative Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Astor Investment Management, LLC (the “Advisor”) is the Funds’ investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), the Advisor, under the

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2019

supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund’s average daily net assets and 1.45% of the Astor Macro Alternative Fund’s average daily net assets. The Advisor earned $2,109,390, $586,792 and $105,012 in management fees for the year ended July 31, 2019 from the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.40%, 2.15% and 1.15% per annum of the Astor Dynamic Allocation Fund’s average daily net assets for Class A, Class C, and Class I shares respectively, 1.40%, 2.15%, and 1.15% per annum of the Astor Sector Allocation Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively, and 1.75% per annum of the Astor Macro Alternative Fund’s average daily net assets for Class I.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund(s) in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. The Board may terminate this expense reimbursement arrangement at any time.

During the year ended July 31, 2019, the Advisor waived fees of $231,807 $160,642, and $128,651 for the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund, and the Astor Macro Alternative Fund, respectively, pursuant to the Waiver Agreement. As of July 31, 2019, the Advisor has waived/reimbursed expenses that may be recovered no later than July 31 of the year indicated below:

Fund	2020	2021	2022	Total
Astor Dynamic Allocation Fund	$297,322	$297,345	$231,807	$826,474
Astor Sector Allocation Fund	223,304	223,468	160,642	607,414
Astor Macro Alternative Fund	155,618	163,395	128,651	447,664

The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of each Fund. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to such Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Astor Dynamic Allocation Fund and Astor Sector Allocation Fund incurred $333,375 and $263,228 in 12b-1 fees for the year ended July 31, 2019, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. For the year ended July 31, 2019, $182,961, and $14,082 were paid to the underwriter for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. Of these amounts, $31,150 and $2,149 were retained by the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. There

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2019

were no such fees paid by the Astor Macro Alternative Fund during the period. The Advisor incurs and pays for these fees for the benefit of the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes, for the Astor Funds as of July 31, 2019 and differs from market value by net unrealized appreciation/depreciation which consisted of:

				Total Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Aggregate Cost	Appreciation	Depreciation	Depreciation
Astor Dynamic Allocation Fund	$212,451,956	$15,495,057	$(250,840)	$15,244,217
Astor Sector Allocation Fund	59,534,746	2,212,360	(74,240)	2,138,120
Astor Macro Alternative Fund	5,982,285	451,868	(122,130)	329,738

The tax character of distributions paid during the fiscal years ended July 31, 2019 and July 31, 2018 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of	Total
July 31, 2019	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$1,991,034	$6,815,885	$—	$8,806,919
Astor Sector Allocation Fund	270,937	8,486,976	—	8,757,913
Astor Macro Alternative Fund	232,277	34,017	—	266,294

For fiscal year ended	Ordinary	Long-Term	Return of	Total
July 31, 2018	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$862,632	$6,990,945	$—	$7,853,577
Astor Sector Allocation Fund	233,477	304,260	—	537,737
Astor Macro Alternative Fund	39,026	86,897	—	125,923

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2019

As of July 31, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Astor Dynamic Allocation Fund	$—	$2,912,784	$—	$—	$—	$15,244,217	$18,157,001
Astor Sector Allocation Fund	31,699	4,453,592	—	—	—	2,138,120	6,623,411
Astor Macro Alternative Fund	419,222	162,893	—	—	—	329,047	911,162

The differences between book basis and tax basis unrealized appreciation and accumulated net realized gains from security transactions are primarily attributable to the tax deferral of losses on wash sales.

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2019, National Financial Services, LLC, and Charles Schwab & Co., Inc. held 47.21%, and 42.17% of the voting securities of the Astor Macro Alternative Fund and may be deemed to control the Fund, respectively.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Astor Macro Alternative Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the iShares Edge MSCI Min Vol USA ETF (the “Security”). The Astor Macro Alternative Fund may redeem its investments from this Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Astor Macro Alternative Fund will be directly affected by the performance of this Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at www.sec.gov. As of July 31, 2019, the percentage of the Astor Macro Alternative Fund’s net assets invested in the iShares Edge MSCI Min Vol USA ETF was 33.92%.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
(Continued)
July 31, 2019

without significantly altering the information provided to investors. These amendments have been adapted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Astor Dynamic Allocation Fund,

Astor Sector Allocation Fund and Astor Macro Alternative Fund and

Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, and the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Astor Macro Alternative Fund (the “Funds”), each a series of Northern Lights Fund Trust, as of July 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended for Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the consolidated financial highlights for each of the five periods in the period then ended for Astor Macro Alternative Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

C O H E N  &  C O M P A N Y ,  L T D .

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

We have served as the Funds’ auditor since 2009.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 27, 2019

Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund (Adviser – Astor Investment Management, LLC)*

In connection with the regular meeting held on March 27-28, 2019 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Astor Investment Management, LLC (“Adviser”) and the Trust, with respect to the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund (referred to as “Astor Dynamic”, “Astor Macro”, “Astor Sector” or the “Fund” ). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Astor was founded in 2001, had approximately $2.18 billion in assets under management and advisement, and specialized in the creation and management of actively managed equity and fixed income portfolios for a wide range of clients. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Astor Funds, and took into consideration their education and the investment team’s diverse financial industry experience. They considered that the adviser’s investment process for the Astor Funds was based on research and analysis of economic and market data, and that the investment committee consolidated the research results into proprietary indicator models to determine investment allocations, risk profiles and tracking targets. The Trustees noted the adviser demonstrated a risk management approach that involved ongoing research of its model inputs for changing economic conditions, and further acknowledged that the adviser attempted to manage risks associated with interest rate, liquidity, and concentration, and occasionally used technical market overlays for added risk management. They discussed how Astor monitored compliance with investment limitations, selected brokers and monitored best execution. They further acknowledged that the adviser reported no material compliance or litigation issues since the previous renewal of the advisory agreement. The Trustees concluded that the adviser continued to provide an effective, repeatable and scalable approach to its investment process and should continue to provide quality service to each Astor Fund and its respective shareholders.

Performance.

Astor Dynamic. The Trustees considered the Fund’s objective of total return through capital appreciation and income and discussed the Fund’s strategy, noting that it was built around a proprietary index. They considered that the Fund trailed its Morningstar category median and Broadridge peer group median since the Fund’s inception and over the 1-year period, but that over the 3-year, and 5-year periods, the Fund outperformed its Morningstar category median and peer group median returns as well as the Barclays Capital U.S. Aggregate Bond Index benchmark. The Trustees concluded that the Fund’s performance was satisfactory.

Astor Macro. The Trustees considered the Fund’s objective of achieving positive risk-adjusted returns and discussed the Fund’s strategy, noting the types of instruments used to execute that strategy. The Trustees observed that the Fund outperformed its Morningstar category median and Broadridge peer group median over the 1-year, 3-year and since inception periods, while trailing the S&P 500 Index over the 3-year and since inception periods, but outperforming the S&P 500 Index over the 1-year period. The Trustees further noted that the Fund had been ranked in the bottom quartile with respect to standard deviation in each of the time periods. The Trustees concluded that, notwithstanding the Fund’s higher volatility, the adviser was executing the Fund’s strategy consistent with its stated objective, and that the Fund’s performance was satisfactory.

Astor Sector. The Trustees noted the Fund’s objective of capital appreciation on a risk adjusted basis and considered its strategy, noting that the adviser used a proprietary sector rotation model to execute the strategy. They observed that the Fund outperformed its Morningstar category median and Broadridge peer group median over the 3-year, 5-year and since inception time periods presented, but underperformed the peer group and category medians over the 1-year time period. The Trustees further noted that the Fund underperformed the S&P 500 Index over every time period with the exception of year-to-date performance in 2019, which was outperforming the S&P 500. They considered the adviser’s decision to adjust its allocation method in 2018, and its assertion that it was taking steps to reduce volatility, however, noted that the Fund’s standard deviation had ranked in either the bottom or second from bottom quartile in each time period, which the Trustees asked the adviser to monitor. After further discussion, the Trustees considered that the Fund’s performance was not unsatisfactory.

Fees and Expenses.

Astor Dynamic. The Trustees evaluated the Fund’s advisory fee, noting that the advisory fee of 0.95% was lower than the Broadridge selected peer group median, and higher than the Morningstar category average and median, but within the range of both the peer group and the category. The Trustees discussed the Fund’s net expense ratio of 1.39% and noted that it was lower than its peer group average and median, and higher than its assigned Morningstar category median and average but well within the range of both groups. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Astor Macro. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.45% was the highest among its assigned peer group, and higher than its Morningstar category median and average, but was within the Morningstar category range. They further noted that the Fund’s net expense ratio of 1.97% was higher than its peer group and Morningstar category median and average, but within the range of the category. The Trustees considered that the adviser had an expense limitation in place with respect to the Fund and considered that the adviser executed multiple strategies across diverse asset classes. After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Astor Sector. The Trustees evaluated the Fund’s advisory fee, noting that the advisory fee of 0.95% was lower than the Broadridge peer group and Morningstar category median, but slightly higher than the peer group average and higher than the category average. They noted that the advisory fee was lower than that charged separately managed accounts managed by the adviser pursuant to a similar strategy. They further noted that the Fund’s net expense ratio was higher than its peer group median and average as well as its category median and average, but within the ranges of both comparison groups. After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the management of each Fund. They noted that the adviser had indicated its willingness to discuss the matter of breakpoints with the Trustees as each Fund grows and anticipated realizing economies of scale once each Fund reached greater assets. They also noted that the adviser had agreed to lower certain Fund fees in the past, based on market factors. The Trustees agreed that in light of the expense limitation agreements, and the adviser’s willingness to consider breakpoints as each Fund reaches readily attainable asset levels, the absence of breakpoints at this time was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser for each of the Astor Funds. They noted that the adviser reported that it realized strong profits with respect to each Fund, further noting that the adviser had leveraged efficiencies to reduce the adviser’s expenses with respect to the management of each Fund’s portfolio. The Trustee considered other factors cited by the adviser to support the level of profits, including, without limitation, business risks and opportunity costs, which contributed to its profitability. The Trustees noted that they would continue to discuss breakpoints with the adviser as the Funds grew assets. Based on the information presented, the Trustees concluded that the adviser’s profitability with respect to each Fund was not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure was not unreasonable and that renewal of the advisory agreement was in the best interests of the shareholders of Astor Dynamic, Astor Macro and Astor Sector.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

The Astor Funds
Expense Examples (Unaudited)
July 31, 2019

Example

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	2/1/19	7/31/19	Period(a)	7/31/19	Period

Astor Dynamic Allocation Fund – Class A	1.40%	$1,000.00	$1,067.60	$7.18	$1,017.85	$7.00
Astor Dynamic Allocation Fund – Class C	2.15%	$1,000.00	$1,063.50	$11.00	$1,014.13	$10.74
Astor Dynamic Allocation Fund – Class I	1.15%	$1,000.00	$1,067.90	$5.90	$1,019.09	$5.76
Astor Sector Allocation Fund – Class A	1.40%	$1,000.00	$1,081.30	$7.22	$1,017.85	$7.00
Astor Sector Allocation Fund – Class C	2.15%	$1,000.00	$1,077.30	$11.07	$1,014.13	$10.74
Astor Sector Allocation Fund – Class I	1.15%	$1,000.00	$1,082.30	$5.94	$1,019.09	$5.76
Astor Macro Alternative Fund – Class I	1.75%	$1,000.00	$1,123.50	$9.21	$1,016.12	$8.75

(a)	Actual Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365.

Astor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2019

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 -2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019); previously, AdvisorOne Funds (2004-2013); and The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007)

7/31/19 – NLFT_v2

FUND NAME
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2019

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 -2012); and Vice-President, Blu Giant, LLC, (2004 -2013).	N/A	N/A
Richard Malinowski 80 Arkay Drive Hauppauge, NY 11788 Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016)	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President -Fund Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 -2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of July 31, 2019, the Trust was comprised of 79 active portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s advisor. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s advisor.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-738-0333.

7/31/19 – NLFT_v2

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-738-0333.

ADVISOR
Astor Investment Management, LLC
111 South Wacker Dr. Suite 3950
Chicago, Illinois 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that Mark Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2019 - $ 45,500

2018 - $ 31,500

(b)	Audit-Related Fees

2019 - None

2018 - None

(c)	Tax Fees

2019 – $ 8,000

2018 – $ 5,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2019 - None

2018 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2019   2018

Audit-Related Fees:    0.00% 0.00%

Tax Fees:    0.00% 0.00%

All Other Fees:    0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2019 - $ 8,000

2018 - $ 5,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/8/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/8/2019

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 10/8/2019